Nationwide DestinationSM All American Gold 2.0
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
Summary Prospectus for New Investors
May 1, 2023 (as amended February 12, 2024)
The contracts described in this prospectus are not available in the State of New York.
This summary prospectus summarizes key features of the contract. Not all benefits and features are available in all states. Check the statutory prospectus for information relating to state availability.
Before you invest, you should also review the statutory prospectus for the contract, which contains more information about the contract’s features, benefits, and risks. You can find this document and other information about the contract online at https://nationwide.onlineprospectus.net/NW/C000109643NW/index.php?ctype=product_prospectus. You can also obtain this information at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com.
This prospectus utilizes Rate Sheet Supplements to disclose current rates for certain optional benefits available under the contract. The most current Rate Sheet Supplement must be used in conjunction with the prospectus.
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center in the statutory prospectus).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel in the statutory prospectus).
You should review the statutory prospectus, or consult with your financial professional, for additional information about the specific cancellation terms that apply.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid. The Annuitant must be living on the date the contract is issued.
Annuitization Date – The date on which annuity payments begin.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the Nationwide Lifetime Income Rider Plus Core, Nationwide
Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max, it is equal to the Original
Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, early withdrawals (if applicable), reset opportunities, and if elected, the Non-Lifetime
Withdrawal. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal
Amount.

Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the
Contract Owners interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.

Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the
Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.

General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Interest Anniversary Rate – The compound interest rate used in the calculation of the interest anniversary value for the Combination Enhanced Death Benefit III Option.
Lifetime Withdrawal – For purposes of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income
Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max, it is a withdrawal of all or a portion of the
Lifetime Withdrawal Amount.

Lifetime Withdrawal Amount – For purposes of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime
Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max, the maximum amount that can be withdrawn during a calendar year without reducing the Current Income Benefit Base. It is calculated annually, on each January 1, by multiplying the Current Income Benefit Base by the applicable Lifetime Withdrawal Percentage.

Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and
Nationwide Lifetime Income Rider Plus Max. The applicable percentage is multiplied by the Current Income Benefit
Base to arrive at the Lifetime Withdrawal Amount for any given year. The Rate Sheet Supplement discloses the
Lifetime Withdrawal Percentages that are currently available for new contracts.

Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.

Non-Lifetime Withdrawal – For purposes of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime
Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max, a one-time only election to take a withdrawal from the contract that will not initiate the benefit under the option.

Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Original Income Benefit Base – For purposes of the Nationwide Lifetime Income Rider Plus Core, Nationwide
Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.

Purchase Payment Credits or PPCs – Additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Rate Sheet Supplement – Supplements to the prospectus that we file periodically with the SEC to provide for and modify certain rates that are associated with various optional benefits available under the contract. The Rate Sheet
Supplements disclose the Roll-up Interest Rates, Roll-up Crediting Periods, Lifetime Withdrawal Percentages, and
Interest Anniversary Rate that are currently available for new contracts.

Roll-up Crediting Period – For purposes of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime
Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max, beginning with the date the contract is issued, the Roll-up Crediting Period is the maximum period of time that the Roll-up Interest Rate will apply for. The Rate Sheet Supplement discloses the Roll-up Crediting Periods that are currently available for new contracts.

Roll-up Interest Rate – For purposes of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income
Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max, the simple interest rate used to determine the roll-up in the calculation of the Current Income Benefit Base. The Rate Sheet Supplement discloses the Roll-up
Interest Rates that are currently available for new contracts. For purposes of the Nationwide Lifetime Income
Capture option, the indexed simple interest rate used to determine the roll-up in the calculation of the Current
Income Benefit Base.

Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the
Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision in the statutory prospectus.

Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal
Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.

Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New
York Stock Exchange, which generally closes at 4:00 p.m. EST.

Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract
Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.

Important Information You Should Consider About the Contract
FEES AND EXPENSES (see Additional Information About Fees later in this summary prospectus and Charges and Deductions in the statutory prospectus)
Charges for Early Withdrawals
If the Contract Owner withdraws money from the contract within 7 years following his/her last purchase payment, a Contingent Deferred Sales Charge (or "CDSC") may apply (see
Contingent Deferred Sales Charge in the statutory prospectus). The CDSC is used to recoup sales and other expenses associated with the contract that Nationwide incurs during the early years of the contract. The CDSC will not exceed 7% of the amount of purchase payments withdrawn, declining to 0% over 7 years.
For example, for a contract with a $100,000 investment, a withdrawal taken during the
CDSC period could result in a CDSC of up to $7,000.

Transaction Charges	Nationwide also charges a loan processing fee at the time each new loan is processed (see Loan Privilege in the statutory prospectus).
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract	1.15%[1]	1.18%[1]
	Investment options (underlying mutual fund fees and expenses)	0.41%[2]	4.91%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20%[3]	1.60%[3]
1 As a percentage of Daily Net Assets, plus a percentage attributable to the Contract
Maintenance Charge.
2 As a percentage of underlying mutual fund assets.
3 As a percentage of Daily Net Assets or Current Income Benefit Base, depending on the optional benefit(s) elected.

Because each contract is customizable, the options elected affect how much each
Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges. This estimate assumes that no withdrawals are taken from the contract, which could add a CDSC that substantially increases costs.

	Lowest Annual Cost Estimate: $1,454.92	Highest Annual Cost Estimate: $6,575.71
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees
and expenses
• No optional benefits
• No CDSC
• No additional purchase payments, transfers or
withdrawals

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of
optional benefits and underlying
mutual fund fees and expenses
• No CDSC
• No additional purchase payments,
transfers or withdrawals

RISKS
Risk of Loss	Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks in the statutory prospectus).

RISKS
Not a Short-Term Investment
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks in the statutory prospectus).

A CDSC may apply for up to 7 years following the last purchase payment and could reduce the value of the contract if purchase payments are withdrawn during that time (see
Contingent Deferred Sales Charge in the statutory prospectus). The benefits of tax deferral and living benefit protections also mean that the contract is more beneficial to investors with a long time horizon (see Principal Risks in the statutory prospectus).

Risks Associated with Investment Options
• Investment in this contract is subject to the risk of poor investment performance of the investment options chosen by the Contract Owner.
• Each investment option (including the Fixed Account) has its own unique risks.
• Review the prospectuses and disclosures for the investment options before making an investment decision.
See Principal Risks in the statutory prospectus.

Insurance Company Risks
Investment in the contract is subject to the risks associated with Nationwide, including that any obligations (including interest payable for allocations to the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in
Contacting the Service Center (see Principal Risks in the statutory prospectus).

RESTRICTIONS
Investments
• Nationwide reserves the right to add, remove, and substitute investment options available under the contract (see The Sub-Accounts and Underlying Mutual Funds in the
statutory prospectus).
• Allocations to the Fixed Account may not be transferred to another investment option except at the end of a Fixed Account interest rate guarantee period (see The Fixed
Account in the statutory prospectus).
• Transfers between Sub-Accounts are subject to policies designed to deter short-term and excessively frequent transfers. Nationwide may restrict the form in which transfer requests will be accepted (see Transfer Restrictions in the statutory prospectus).

Optional Benefits
• Certain optional benefits limit or restrict the investment options available for investment.
• Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new contracts and will not impact any contracts already in force.
• For certain optional benefits, Nationwide reserves the right to refuse or limit subsequent purchase payments.
• For certain optional benefits, a Contract Owner’s ability to continue to receive certain benefits is contingent on a Contract Owner’s agreement to new terms and conditions.
• For certain optional benefits, while withdrawals are not restricted, the impact of certain withdrawals could have a negative impact on the amount of the benefit ultimately available.
• For certain optional benefits, certain withdrawals could negatively impact the amount of the benefit by an amount greater than the amount withdrawn and/or could terminate the optional benefit.
See Benefits Under the Contract in the statutory prospectus.

TAXES
Tax Implications
• Consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.
• If the contract is purchased through a tax-qualified plan or IRA, there is no additional tax deferral.
• Earnings in the contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Contract
Owner reaches age 59½.
See Appendix C: Contract Types and Tax Information in the statutory prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation
Some financial professionals receive compensation for selling the contract. Compensation can take the form of commission and other indirect compensation in that Nationwide may share the revenue it earns on this contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this contract over another investment
(see Distribution, Promotional, and Sales Expenses in the statutory prospectus).

Exchanges
Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see Replacements and Distribution, Promotional, and
Sales Expenses in the statutory prospectus).

Overview of the Contract
Purpose of the Contract
The contract is intended to be a long-term investment vehicle to assist investors in saving for and living in retirement. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It provides the Contract Owner with a stream of periodic income payments upon the Contract Owner’s retirement. During the years leading up to those income payments, the Contract Owner manages his/her assets in the contract according to their specific goals and risk preferences by directing the allocation and reallocation among a variety of investment options. Contract growth is tax-deferred, meaning that gains in the contract are not taxable until withdrawn from the contract. Finally, in the event that the Annuitant dies before beginning income payments, the contract offers a death benefit.
Prospective purchasers should consult with a financial professional to determine whether this contract is appropriate for them, taking into consideration their particular needs, including investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics. Generally speaking, this contract is intended to provide benefits to a single individual and his/her beneficiaries. The contract is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants but the same Contract Owner. It is not intended to be sold to a terminally ill Contract Owner or Annuitant.
Phases of the Contract
The contract exists in two separate phases: accumulation (savings) and annuitization (income). During the accumulation phase, the contract offers a variety of investment options to which the Contract Owner can allocate and reallocate his/her Contract Value. The investment options available under the contract consist of Sub-Accounts that invest in underlying mutual funds, which offer a variable rate of return, and a Fixed Account, which offers a fixed rate of return. Additional information about the underlying mutual funds is available in Appendix: Underlying Mutual Funds Available Under the Contract.
During the annuitization phase, Nationwide makes periodic income payments to the Annuitant. At the time of annuitization, the Annuitant elects the duration of the annuity payments – either for a fixed period of time or for the duration of the Annuitant’s (and possibly the Annuitant’s spouse’s) life. The Annuitant also elects whether the annuity payments will be fixed or variable. If the Annuitant elects variable annuity payments, the Annuitant controls the allocation/reallocation of annuitized assets among the available Sub-Accounts. After annuitization begins, the only value associated with the contract is the stream of annuity payments; unless otherwise specified in the annuity option, the Annuitant cannot withdraw value from the contract over and above the annuity payments. Additionally, once annuitization has begun, there is no death benefit, which means that upon the death of the Annuitant (and the Annuitant’s spouse if a joint annuity option was elected), all payments stop and the contract terminates, unless the particular annuitization option provides otherwise.
Contract Features
Investment Options. Contract Owners can allocate Contract Value to Sub-Accounts that invest in underlying mutual funds, and/or the Fixed Account. Contract Owners can reallocate those assets at their discretion, subject to certain restrictions.
Deposits to the Contract. Contract Owners can apply additional purchase payments to the contract until the Annuitization Date, subject to certain restrictions.
Withdrawals from the Contract. Contract Owners can withdraw some or all of their Contract Value at any time prior to annuitization, subject to certain restrictions. A CDSC may apply. After annuitization, withdrawals other than annuity payments are not permitted.
Loans from the Contract. For contracts issued as Tax Sheltered Annuities, Contract Owners can request a loan of a portion of their Contract Value at any time after the free look period and prior to annuitization, subject to certain restrictions. A Loan Processing Fee is assessed at the time each new loan is processed, and a loan interest charge also applies.
Purchase Payment Credits. The contract offers Purchase Payment Credits, which are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.

Death Benefit. During the accumulation phase, the contract contains a standard death benefit (the greater of (i) Contract Value or (ii) net purchase payments) at no additional charge.
Optional Death Benefits. Several death benefit options are available for an additional charge, which may provide a greater death benefit than the standard death benefit. Those options are:
•
One-Year Enhanced Death Benefit Option
•
One-Month Enhanced Death Benefit Option
•
Combination Enhanced Death Benefit III Option
•
Combination Enhanced Death Benefit Option (only available until the date of state approval of the Combination Enhanced Death Benefit III Option)
Spousal Protection Feature. The standard death benefit and all of the death benefit options contain the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, subject to certain conditions.
CDSC Options. A CDSC option is available for an additional charge, whereby Nationwide will reduce the standard CDSC schedule. The CDSC option is:
•
Reduced CDSC Option ("Liquidity Option")
Beneficiary Protector Option. The contract offers a Beneficiary Protector II Option for an additional charge, which may be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds.
Terminal Illness Surrender Benefit. The contract offers an Enhanced Surrender Value for Terminal Illness feature at no additional charge. Under this feature, if after the first Contract Anniversary, the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract, Nationwide will pay the Contract Value plus any additional amount necessary to equal the standard death benefit or, if elected, an optional death benefit, subject to certain conditions.
Living Benefit Options. Several living benefit options are available for an additional charge, which provide a guaranteed lifetime income stream for the Contract Owner and, if elected, the Contract Owner's spouse. Those options are:
•
Nationwide Lifetime Income Rider Plus Core
•
Joint Option for the Nationwide Lifetime Income Rider Plus Core
•
Nationwide Lifetime Income Rider Plus Accelerated
•
Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated
•
Nationwide Lifetime Income Rider Plus Max
•
Joint Option for the Nationwide Lifetime Income Rider Plus Max
Annuity Payments. On the Annuitization Date, Nationwide will make annuity payments based on the annuity payment option chosen prior to annuitization.
Tax Deferral. Generally, Contract Owners will not be taxed on any earnings on the assets in the contract until such earnings are distributed from the contract. How each contract’s distributions are taxed depends on the type of contract issued. Note that if this contract is issued in connection with a plan that qualifies for special income tax treatment under the Code, the contract does not provide additional tax deferral benefits (see Appendix C: Contract Types and Tax Information in the statutory prospectus).
Cancellation of the Contract. Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center in the statutory prospectus).
Contract Owner Services. The contract offers several services at no additional charge to assist Contract Owners in managing their contract, including:
•
Asset Rebalancing
•
Dollar Cost Averaging

•
Enhanced Fixed Account Dollar Cost Averaging
•
Dollar Cost Averaging for Living Benefits
•
Fixed Account Interest Out Dollar Cost Averaging
•
Systematic Withdrawals
•
Custom Choice Asset Rebalancing Service
•
Static Asset Allocation Model
Benefits Under the Contract
The following tables summarize information about the benefits under the contract. The Standard Benefits table indicates the benefits that are available under the contract and for which there is no additional charge. The Optional Benefits table indicates the benefits that are available under the contract that are optional – they must be affirmatively elected by the applicant and may have an additional charge.
Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Purchase Payment Credits	Additional credits on aggregate purchase payment amounts	None	• Requires notification to Nationwide of assets outside the contract • Subject to recapture in certain circumstances
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	None
• Certain ownership changes and assignments could
reduce the death benefit
• Nationwide may limit purchase payments to
$1,000,000
• Death benefit calculation is adjusted if purchase
payments exceed $3,000,000

Spousal Protection Feature	Second death benefit	None
• Not applicable to Charitable Remainder Trusts
• One or both spouses (or a revocable trust of which
either or both of the spouses is/are grantor(s)) must
be named as the Contract Owner
• For contracts issued as an IRA or Roth IRA, only
the person for whom the IRA or Roth IRA was
established may be named as the Contract Owner
• Only available to Contract Owner’s spouse
Spouses must be Co-Annuitants
• Both spouses must be 85 or younger at contract
issuance
• Spouses must be named as beneficiaries
• No other person may be named as Contract Owner,
Annuitant, or primary beneficiary
• If the Contract Owner requests to add a Co-
Annuitant after contract issuance, the date of
marriage must be after the contract issue date and
Nationwide will require the Contract Owner to
provide a copy of the marriage certificate
• Benefit is forfeited if certain changes to the parties
or assignments are made

Enhanced Surrender Value for Terminal Illness	Early payment of death benefit (applicable to both standard and optional death benefits)	None
• Benefit is available after the first Contract
Anniversary
• Annuitant (or co-annuitant) must be terminally ill
• Requires full surrender of the contract
• Restrictions exist on the parties named to the
contract

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Asset Rebalancing (see Contract Owner Services in the statutory prospectus)	Automatic reallocation of assets on a predetermined percentage basis	None	• Assets in the Fixed Account are excluded from the program
Dollar Cost Averaging (see Contract Owner Services in the statutory prospectus)	Long-term transfer program involving automatic transfer of assets	None
• Transfers are only permitted from the Fixed Account
and a limited number of Sub-Accounts
• Transfers may not be directed to the Fixed Account
• Transfers from the Fixed Account must be equal to
or less than 1/30th of the Fixed Account value at
the time the program is requested

Enhanced Fixed Account Dollar Cost Averaging (see Contract Owner Services in the statutory prospectus)	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate	None	• Transfers are only permitted from the Fixed Account • Only new purchase payments to the contract are eligible for the program • Transfers may not be directed to the Fixed Account
Dollar Cost Averaging for Living Benefits (see Contract Owner Services in the statutory prospectus)	Long-term transfer program involving automatic transfer of assets	None
• Only available for contracts that elect a living
benefit
• Transfers are only permitted from the Fixed Account
• Only new purchase payments to the contract are
eligible for the program
• Only those investment options available with the
elected living benefit are eligible for the program
• Once elected, no transfers among or between Sub-
Accounts are permitted until the program is
completed or terminated

Fixed Account Interest Out Dollar Cost Averaging (see Contract Owner Services in the statutory prospectus)	Automatic transfer of interest earned on Fixed Account allocations	None	• Transfers may not be directed to the Fixed Account
Systematic Withdrawals (see Contract Owner Services in the statutory prospectus)	Automatic withdrawals of Contract Value on a periodic basis	None	• Withdrawals must be at least $100 each
Custom Choice Asset Rebalancing Service (see Contract Owner Services in the statutory prospectus)	Customizable asset allocation tool with automatic reallocation on a periodic basis	None
• Only available for contracts that elect Nationwide
Lifetime Income Rider Plus Core, Nationwide
Lifetime Income Rider Plus Accelerated, or
Nationwide Lifetime Income Rider Plus Max
• During the program, cannot participate in other
asset allocation or asset rebalancing programs
• Allocation limitations exist based on asset class

Static Asset Allocation Model (see Contract Owner Services in the statutory prospectus)	Preset asset allocation models with periodic rebalancing	None	• Only available for contracts that elect a living benefit • Availability may be restricted based on the living benefit elected • The entire Contract Value must be allocated to the elected model

Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Loans (see Loan Privilege in the statutory prospectus	Loan from Contract Value	$25 Loan Processing Fee and 2.25% compound interest on outstanding loan balance	$25 Loan Processing Fee and 2.25% compound interest on outstanding loan balance
• Only available to owners of Tax
Sheltered Annuities
• Subject to terms of the Tax
Sheltered Annuity plan
• Minimum and maximum loan
amounts apply
• Loans must be repaid within a
specified period
• Loan payments must be made at
least quarterly

Reduced CDSC Option ("Liquidity Option")	Reduction of standard CDSC schedule	0.50% (Daily Net Assets)	0.50% (Daily Net Assets)	• Must be elected at application • Election is irrevocable • Subsequent purchase payments are only permitted during the first Contract Year
One-Year Enhanced Death Benefit Option	Enhanced death benefit	0.20% (Daily Net Assets)	0.20% (Daily Net Assets)
• Limited availability
• Annuitant must be 80 or younger at
application
• May not be elected if another death
benefit option is elected
• Must be elected at application
• Election is irrevocable
• Certain ownership changes and
assignments could reduce the death
benefit
• Nationwide may limit purchase
payments to $1,000,000
• Death benefit calculation is adjusted
if purchase payments exceed
$3,000,000

One-Month Enhanced Death Benefit Option	Enhanced death benefit	0.35% (Daily Net Assets)	0.35% (Daily Net Assets)
• Limited availability
• Annuitant must be 75 or younger at
application
• May not be elected if another death
benefit option is elected
• Must be elected at application
• Election is irrevocable
• Certain ownership changes and
assignments could reduce the death
benefit
• Nationwide may limit purchase
payments to $1,000,000
• Death benefit calculation is adjusted
if purchase payments exceed
$3,000,000

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Combination Enhanced Death Benefit III Option	Enhanced death benefit	0.65% (Daily Net Assets)	0.65% (Daily Net Assets)
• Limited availability
• Annuitant must be 70 or younger at
application
• May not be elected if another death
benefit option is elected
• Must be elected at application
• Election is irrevocable
• Certain ownership changes and
assignments could reduce the death
benefit
• Nationwide may limit purchase
payments to $1,000,000
• Death benefit calculation is adjusted
if purchase payments exceed
$3,000,000

Combination Enhanced Death Benefit Option	Enhanced death benefit	0.65% (Daily Net Assets)	0.65% (Daily Net Assets)
• Limited availability
• Annuitant must be 75 or younger at
application
• May not be elected if another death
benefit option is elected
• Must be elected at application
• Election is irrevocable
• Certain ownership changes and
assignments could reduce the death
benefit
• Nationwide may limit purchase
payments to $1,000,000
• Death benefit calculation is adjusted
if purchase payments exceed
$3,000,000

Beneficiary Protector II Option	Payment of an amount that could be used to pay taxes assessed on death benefit proceeds	0.35% (Daily Net Assets and Fixed Account interest credited)	0.35% (Daily Net Assets and Fixed Account interest credited)	• Must be elected at application • Election is irrevocable • Annuitant must be 75 or younger at application
Nationwide Lifetime Income Rider Plus Core	Guaranteed lifetime income stream	1.50% (Current Income Benefit Base)	1.45% (Current Income Benefit Base)
• May not be elected if another living
benefit is elected
• Must be elected at application
• Election is irrevocable
• Not available for beneficially owned
contracts
• Investment limitations
• Current charge could change
• Nationwide may limit subsequent
purchase payments
• Certain ownership changes and
assignments could terminate the
benefit
• Determining life must be between 45
and 85 at application
• Determining life cannot be changed
• Restrictions exist on the parties
named to the contract

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Joint Option for the Nationwide Lifetime Income Rider Plus Core	Extension of guaranteed lifetime income stream for spouse	0.40% (Current Income Benefit Base)	0.15% (Current Income Benefit Base)
• Only available if the Nationwide
Lifetime Income Rider Plus Core
option is elected
• Must be elected at application
• Limitations on revocability
• Not available for beneficially owned
contracts
• Not available for Charitable
Remainder Trusts
• Only available to Contract Owner’s
spouse
• Both spouses must be between 45
and 85 at application
• Restrictions exist on the parties
named to the contract

Nationwide Lifetime Income Rider Plus Accelerated	Guaranteed lifetime income stream	1.50% (Current Income Benefit Base)	1.45% (Current Income Benefit Base)
• May not be elected if another living
benefit is elected
• Must be elected at application
• Election is irrevocable
• Not available for beneficially owned
contracts
• Investment limitations
• Current charge could change
• Nationwide may limit subsequent
purchase payments
• Certain ownership changes and
assignments could terminate the
benefit
• Determining life must be between 45
and 85 at application
• Determining life cannot be changed
• Restrictions exist on the parties
named to the contract

Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated	Extension of guaranteed lifetime income stream for spouse	0.40% (Current Income Benefit Base)	0.15% (Current Income Benefit Base)
• Only available if the Nationwide
Lifetime Income Rider Plus
Accelerated option is elected
• Must be elected at application
• Limitations on revocability
• Not available for beneficially owned
contracts
• Not available for Charitable
Remainder Trusts
• Only available to Contract Owner’s
spouse
• Both spouses must be between 45
and 85 at application
• Restrictions exist on the parties
named to the contract

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Nationwide Lifetime Income Rider Plus Max	Guaranteed lifetime income stream	1.50% (Current Income Benefit Base)	1.45% (Current Income Benefit Base)
• May not be elected if another living
benefit is elected
• Must be elected at application
• Election is irrevocable
• Not available for beneficially owned
contracts
• Investment limitations
• Current charge could change
• Nationwide may limit subsequent
purchase payments
• Certain ownership changes and
assignments could terminate the
benefit
• Determining life must be between 45
and 85 at application
• Determining life cannot be changed
• Restrictions exist on the parties
named to the contract

Joint Option for the Nationwide Lifetime Income Rider Plus Max	Extension of guaranteed lifetime income stream for spouse	0.40% (Current Income Benefit Base)	0.15% (Current Income Benefit Base)
• Only available if the Nationwide
Lifetime Income Rider Plus Max
option is elected
• Must be elected at application
• Limitations on revocability
• Not available for beneficially owned
contracts
• Not available for Charitable
Remainder Trusts
• Only available to Contract Owner’s
spouse
• Both spouses must be between 45
and 85 at application
• Restrictions exist on the parties
named to the contract

Buying the Contract
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. For Non-Qualified Contracts, the minimum initial purchase payment is $5,000. For all other contract types, the minimum initial purchase payment is $3,000. A Contract Owner will meet the minimum initial purchase payment requirement if purchase payments equal to the required minimum are made over the course of the first Contract Year. The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. See Appendix B: State Variations in the statutory prospectus for information on initial and subsequent purchase payment requirements in a particular state.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
If the Contract Owner elects the Liquidity Option, subsequent purchase payments are only permitted during the first Contract Year.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options in the statutory prospectus).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations in the statutory prospectus).
Subsequent Purchase Payments. If the Contract Owner elects the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max option, Nationwide reserves the right to refuse any subsequent purchase payments. Contract Owners should consider this reservation of right when making the initial purchase payment.
Application of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Making Withdrawals: Accessing the Money in Your Contract
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information in the statutory prospectus). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone may be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud.

Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee. Withdrawals are subject to the CDSC provisions of the contract.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value in the statutory prospectus). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.

Additional Information About Fees
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to the contract specifications page for information about the specific fees the Contract Owner will pay each year based on the options elected.
The first table describes the fees and expenses a Contract Owner will pay at the time the Contract Owner buys the contract, surrenders or makes withdrawals from the contract, or transfers Contract Value between investment options. State premium taxes may also be deducted.
Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments withdrawn)	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%

Loan Processing Fee	$25[1]

The next table describes the fees and expenses that a Contract Owner will pay each year during the time that the Contract Owner owns the contract (not including underlying mutual fund fees and expenses). If an optional benefit is elected, an additional charge will be assessed, as shown below.
Annual Contract Expenses
Annual Loan Interest Charge (assessed as a reduction to the credited interest rate)	2.25%[2]
Maximum Administrative Expense[3]	$30
Base Contract Expenses[4] (assessed as an annualized percentage of Daily Net Assets)	1.15%
Optional Benefit Expenses[5]
Reduced CDSC Option ("Liquidity Option") Charge[6](assessed as an annualized percentage of Daily Net Assets)	0.50%
Optional Death Benefits[7] (assessed as an annualized percentage of Daily Net Assets)
One-Year Enhanced Death Benefit Option Charge	0.20%[8]
One-Month Enhanced Death Benefit Option Charge	0.35%[9]
Combination Enhanced Death Benefit III Option Charge (available beginning January 12, 2015, or the date of state approval (whichever is later))	0.65%[10]
Maximum Combination Enhanced Death Benefit Option Charge (only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later))
0.65%[11]
Beneficiary Protector II Option Charge (assessed as an annualized percentage of Daily Net Assets)	0.35%[12]
Living Benefit Options[13] (assessed annually as a percentage of the Current Income Benefit Base14)
Maximum Nationwide Lifetime Income Rider Plus Core Charge	1.50%[15]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Core Charge (this is in addition to the charge for the Nationwide Lifetime Income Rider Plus Core option)	0.40%[16]
Maximum Nationwide Lifetime Income Rider Plus Accelerated Charge	1.50%[15]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated Charge (this is in addition to the charge for the Nationwide Lifetime Income Rider Plus Accelerated option)	0.40%[16]
Maximum Nationwide Lifetime Income Rider Plus Max Charge	1.50%[15]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Max Charge (this is in addition to the charge for the Nationwide Lifetime Income Rider Plus Max option)	0.40%[16]

1
Nationwide assesses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities.
2
The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
3
Throughout the statutory prospectus, the Administrative Expense will be referred to as the Contract Maintenance Charge. On each contract's Contract Anniversary, Nationwide deducts the Contract Maintenance Charge if the Contract Value is less than $50,000 on such Contract Anniversary. This charge is permanently waived on a going-forward basis for any contracts valued at $50,000 or more on any Contract Anniversary.

4
Throughout the statutory prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge and Administrative Charge, as appropriate.
5
Unless otherwise indicated, charges for optional benefits are only assessed prior to the Annuitization Date (see Charges and Deductions in the statutory prospectus).
6
Election of the Liquidity Option replaces the standard 7 year CDSC schedule with the following reduced CDSC schedule:
Range of Liquidity Option CDSC over time:
Number of Completed Years from Date of Contract Issuance	0	1	2	3	4
CDSC Percentage	7%	7%	6%	5%	0%
Nationwide will discontinue deducting the charge associated with the Liquidity Option 4 years from the date the contract was issued.
7
Only one death benefit option may be elected.
8
The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.
9
The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application.
10
The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application.
11
The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit III Option. For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application.
12
The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application. In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35%.
13
Only one living benefit option (and its corresponding joint option) may be elected.
14
For information about how the Current Income Benefit Base is calculated, see the corresponding rider disclosures in Benefits Under the Contract in the statutory prospectus.
15
Currently, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.45% of the Current Income Benefit Base.
16
Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.15% of the Current Income Benefit Base.
The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. A complete list of the underlying mutual funds available under the contract, including their annual expenses, may be found in Appendix: Underlying Mutual Funds Available Under the Contract.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.41%	4.91%
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and underlying mutual fund expenses.
The Example assumes:
•
a $100,000 investment in the contract for the time periods indicated;
•
a 5% return each year;

•
the maximum and the minimum annual underlying mutual fund expenses;
•
the maximum Contingent Deferred Sales Charge under the standard 7 year CDSC schedule (the Reduced CDSC Option is not elected); and
•
Variable Account charges that reflect the most expensive combination of optional benefits available for an additional charge (4.05%).1 Specifically:
•
Combination Enhanced Death Benefit Option,
•
Beneficiary Protector II Option,
•
one of the living benefit options, and
•
the corresponding living benefit joint option.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If the contract is surrendered at the end of the applicable time period				If the contract is annuitized at the end of the applicable time period				If the contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (4.91%)	$16,440	$32,080	$46,189	$77,605	*	$27,080	$43,189	$77,605	$9,440	$27,080	$43,189	$77,605
Minimum Annual Underlying Mutual Fund Expenses (0.41%)	$11,715	$19,184	$26,707	$47,755	*	$14,184	$23,707	$47,755	$4,715	$14,184	$23,707	$47,755
*
The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
1
The total Variable Account charges associated with the most expensive allowable combination of optional benefits may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

Appendix: Underlying Mutual Funds Available Under the Contract
The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000109643NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited.
The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B) Investment Advisor: AllianceBernstein L.P.	1.05%	-15.82%	3.62%	9.06%
Equity	Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 Investment Advisor: Allspring Funds Management, LLC Sub-Advisor: Allspring Global Investments, LLC	1.19%	-34.42%	7.09%	10.58%
Fixed Income	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II Investment Advisor: American Century Investment Management, Inc.	0.77%	-13.08%	1.38%	0.67%
Equity	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II Investment Advisor: American Century Investment Management, Inc.	1.01%	-1.38%	6.61%	10.84%
Equity	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.15%*	-29.69%	2.54%	6.58%
Equity	American Funds Insurance Series® - New World Fund®: Class 4 Investment Advisor: Capital Research and Management Company	1.07%*	-22.25%	2.07%	4.02%
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 2 Investment Advisor: Capital Research and Management Company	0.47%*	-10.95%	0.61%	0.92%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.77%*	-8.69%	6.84%	11.08%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Sub-Advisor: BlackRock International Limited	0.80%*	-10.96%	2.27%	3.80%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Sub-Advisor: BlackRock International Limited and BlackRock (Singapore) Limited	0.79%*	-14.50%	-0.23%	0.92%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Sub-Advisor: BlackRock (Singapore) Limited	1.01%*	-16.07%	3.25%	4.80%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.89%*	-10.78%	2.14%	3.61%
Equity	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Sub-Advisor: Macquarie Investment Management Global Limited	1.08%	-12.36%	4.04%	8.92%
Equity	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	1.17%	-20.37%	1.46%	4.35%
Allocation	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.72%	-18.19%	6.93%	8.63%
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	-26.49%	8.39%	11.15%
Equity	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	62.87%	6.94%	4.54%
Equity	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.76%	-5.24%	7.88%	9.91%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.72%	-0.52%	3.17%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.77%	-5.17%	8.58%	11.30%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.86%	-24.64%	12.14%	14.52%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.65%	-13.21%	0.38%	1.28%
Equity	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	1.02%	-24.68%	2.35%	5.48%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	-7.35%	8.10%	9.94%
Alternative	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	1.21%*	-6.54%	1.15%
Equity	Invesco - Invesco V.I. Main Street Small Cap Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.12%	-16.04%	6.74%	10.60%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Sub-Advisor: Macquarie Investment Management Global Limited	1.10%*	-30.80%	10.59%	11.39%
Allocation	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.86%	-16.62%	6.42%	8.16%
Fixed Income	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%*	-13.90%	0.25%	1.10%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Equity	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.87%*
Equity	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.97%	-37.12%	10.28%	15.34%
Equity	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	1.14%	-8.84%	5.20%	3.72%
Fixed Income	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.71%	-14.05%	-0.23%	1.10%
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.12%*	-29.99%	7.53%	9.71%
Equity	MFS® Variable Insurance Trust - MFS Value Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.94%*	-6.14%	7.08%	10.77%
Equity	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.13%*	-15.18%	4.24%	6.03%
Equity	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.15%*	-23.75%	2.77%	7.56%
Equity	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.21%*	-17.80%	2.43%	4.42%
Fixed Income	MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	0.70%*	-4.24%	1.07%	0.95%
Equity	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.04%*	-9.00%	7.32%	10.59%
Equity	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II Investment Advisor: Morgan Stanley Investment Management Inc.	1.13%*	-8.32%	3.94%	6.24%
Equity	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II Investment Advisor: Morgan Stanley Investment Management Inc.	0.82%*	-60.16%	3.99%	11.57%
Allocation	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.94%*	-13.74%	4.93%	7.69%
Fixed Income	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.85%*	-12.80%	0.38%	0.98%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	1.06%*	-25.05%	6.64%	9.71%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.98%*	-30.22%	10.71%	13.20%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.92%*	-16.82%	7.41%	11.11%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Amundi Asset Management, US	0.82%	-2.30%	2.67%	2.77%
Equity	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: AQR Capital Management, LLC	1.03%	-8.66%	9.47%	11.96%
Equity	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC	1.05%*	-4.29%	6.88%	10.28%
Allocation	Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC and Nationwide Asset Management, LLC	1.15%*	-14.84%	1.39%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.10%*	-15.22%	4.86%	8.15%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.96%*	-13.70%	2.74%	4.88%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.01%*	-15.05%	3.89%	6.54%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.88%*	-12.07%	1.26%	2.46%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Nationwide Asset Management, LLC	1.03%*	-13.82%	1.07%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Nationwide Asset Management, LLC	1.03%*	-15.23%	2.41%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Nationwide Asset Management, LLC	0.99%*	-14.13%	3.43%	5.79%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.05%*	-15.13%	4.47%	7.30%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.94%*	-13.07%	2.39%	4.15%
Fixed Income	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Insight North America LLC	0.73%*	-13.60%	0.28%	1.13%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Newton Investment Management Limited	0.87%*	-22.26%	10.11%	12.67%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Newton Investment Management Limited	0.99%	-1.30%	8.98%	10.99%
Equity	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Atlanta Capital Management Company, LLC	0.87%*	-22.95%	5.60%	10.07%
Equity	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Columbia Management Investment Advisers, LLC	1.10%	-6.13%	0.50%	2.91%
Fixed Income	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: DoubleLine Capital LP	1.00%*	-13.21%	-0.85%
Equity	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: NS Partners Ltd and Loomis, Sayles & Company L.P.	1.34%*	-24.92%	-4.54%	-0.47%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Federated Investment Management Company	0.91%*	-11.93%	1.75%	3.58%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Federated Investment Management Company	0.48%	1.29%	0.94%	0.51%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Lazard Asset Management LLC	1.23%*	-14.38%	0.98%	4.25%
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC	0.81%*	-14.60%	0.99%	3.94%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.90%	-18.89%	3.57%	7.41%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.85%	-14.99%	2.01%	4.45%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.86%	-17.57%	2.97%	6.00%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.85%	-12.19%	0.70%	2.22%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Nationwide Asset Management, LLC	0.83%*	-14.17%	0.58%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Nationwide Asset Management, LLC	0.85%*	-15.16%	1.81%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.86%	-16.55%	2.44%	5.25%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.87%	-18.28%	3.23%	6.59%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.85%	-14.39%	1.61%	3.76%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC	0.72%*	-13.74%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC	0.74%*	-16.38%
Alternative	Nationwide Variable Insurance Trust - NVIT J.P. Morgan MozaicSM Multi-Asset Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: J.P. Morgan Investment Management Inc.	0.93%*	-16.04%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: J.P. Morgan Investment Management Inc.	0.60%*	-19.38%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Jacobs Levy Equity Management, Inc.	1.06%*	-12.64%	14.84%	14.99%
Allocation	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Nationwide Asset Management, LLC	0.94%	-14.30%	3.21%
Equity	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Nationwide Asset Management, LLC	0.96%	-15.41%	5.66%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC	0.41%	-13.40%	6.27%	10.35%
Equity	Nationwide Variable Insurance Trust - NVIT Multi- Manager Mid Cap Value Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: American Century Investment Management, Inc., Thompson, Siegel & Walmsley LLC and Victory Capital Management Inc.	1.02%*	-2.66%	5.12%	10.23%
Equity	Nationwide Variable Insurance Trust - NVIT Multi- Manager Small Cap Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Invesco Advisers, Inc. and Wellington Management Company, LLP	1.34%*	-30.51%	5.95%	10.31%
Equity	Nationwide Variable Insurance Trust - NVIT Multi- Manager Small Cap Value Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC	1.31%*	-13.16%	3.36%	8.48%
Equity	Nationwide Variable Insurance Trust - NVIT Multi- Manager Small Company Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.	1.30%*	-18.98%	7.17%	10.52%
Equity	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: NS Partners LTD	1.23%*	-38.08%	0.37%	4.00%
Equity	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Wellington Management Company LLP	1.17%*	-28.72%	4.25%	5.73%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC	0.51%*	-18.56%	8.88%	12.00%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC	0.61%*	-20.72%	3.66%	8.56%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class Investment Advisor: PIMCO Sub-Advisor: Research Affiliates, LLC	1.64%*	-11.87%	3.12%	3.15%
Fixed Income	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class Investment Advisor: PIMCO	1.14%	-15.80%	-0.95%	0.87%
Fixed Income	PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class Investment Advisor: PIMCO	0.92%	-7.87%	1.67%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class Investment Advisor: PIMCO	1.09%	-19.06%	-3.23%	-1.71%
Fixed Income	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class Investment Advisor: PIMCO	0.77%	-5.84%	-0.02%	0.32%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Fixed Income	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class Investment Advisor: PIMCO	0.71%	-0.25%	1.16%	1.25%
Equity	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	1.11%	-14.77%	1.03%	4.51%
Equity	Putnam Variable Trust - Putnam VT International Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	1.15%	-6.81%	1.97%	4.19%
Equity	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	0.82%	-3.13%	9.26%	11.76%
Equity	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	0.91%	-22.91%	10.48%	13.48%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.19%*	-12.69%	10.56%	15.35%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid- Cap Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc. Sub-Advisor: T. Rowe Price Investment Management, Inc.	1.09%*	-22.75%	6.94%	11.68%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S Investment Advisor: Van Eck Associates Corporation	1.33%	8.12%	4.01%	0.11%
Equity	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Sub-Advisor: Duff & Phelps Investment Management Co.	1.10%*	-26.09%	4.88%	6.92%
*
This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Income Benefit Investment Options
Certain optional benefits restrict how the Contract Owner can invest their Contract Value by limiting the investment options in which the Contract Owner can invest and/or requiring use of a specified asset allocation service. The investment options available under each optional living benefit are chosen by Nationwide based on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown below (and designated by an "X") are available in connection with the respective optional benefit.
Investment Option	Nationwide Lifetime Income Rider Plus Core	Nationwide Lifetime Income Rider Plus Accelerated	Nationwide Lifetime Income Rider Plus Max
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II		X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	X	X	X

Investment Option	Nationwide Lifetime Income Rider Plus Core	Nationwide Lifetime Income Rider Plus Accelerated	Nationwide Lifetime Income Rider Plus Max
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II		X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II		X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II		X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II		X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II		X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	X	X	X
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II	X	X	X
Custom Choice Asset Rebalancing Service	X	X	X
Static Asset Allocation Models - American Funds Managed Moderate Option (40%
NVIT - NVIT Managed American Funds Growth-Income Fund, 40% NVIT - NVIT
Managed American Funds Asset Allocation Fund and 20% NVIT - NVIT American
Funds Bond Fund)
	X	X	X
Static Asset Allocation Models - American Funds Moderate Option (40% NVIT American Funds Growth-Income Fund, 40% NVIT American Funds Asset Allocation Fund and 20% NVIT American Funds Bond Fund)	X	X	X
Static Asset Allocation Models – BlackRock Moderate Option (40% NVIT BlackRock Equity Dividend V.I. Fund, 33% NVIT BlackRock Managed Global Allocation Fund and 27% BlackRock Total Return V.I. Fund)	X	X	X

Investment Option	Nationwide Lifetime Income Rider Plus Core	Nationwide Lifetime Income Rider Plus Accelerated	Nationwide Lifetime Income Rider Plus Max
Static Asset Allocation Models - Fidelity® VIP Funds Moderate Option (40%
Fidelity VIP Growth & Income Portfolio - Service Class 2, 30% Fidelity VIP
Balanced Portfolio - Service Class 2 and 30% Fidelity VIP Investment Grade Bond
Portfolio - Service Class 2)
	X	X	X
Static Asset Allocation Models - Nationwide Variable Insurance Trust iShares
Moderate Option (60% Nationwide Variable Insurance Trust - NVIT iShares®
Global Equity ETF Fund: Class II and 40% Nationwide Variable Insurance Trust -
NVIT iShares® Fixed Income ETF Fund: Class II)
	X	X	X
Custom Choice Asset Rebalancing Service Investment Options
Contract Owners who elect to participate in the Custom Choice Asset Rebalancing Service are limited to only the investment options shown below. Allocations must meet the required minimum and maximum thresholds within each group. These tables disclose only the Sub-Accounts that currently comprise Groups A, B, and C, and the current allocation limitations.
	Nationwide Lifetime Income Rider Plus Core Option	Nationwide Lifetime Income Rider Plus Accelerated Option	Nationwide Lifetime Income Rider Plus Max Option
Group A	40% - 100%	0% - 100%	0% - 100%
Group B	0% - 60%	0% - 100%	0% - 100%
Group C	0% - 10%	0% - 10%	0% - 10%
Total	100%	100%	100%
The following table indicates the investment options (designated with an "X") that are available in each group:
Underlying Mutual Fund	Group A	Group B	Group C
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio:
Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/
Mid Cap Value Portfolio: Class B)
X
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2		X
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II	X
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II		X
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4	X
American Funds Insurance Series® - New World Fund®: Class 4		X
American Funds Insurance Series® - U.S. Government Securities Fund: Class 2	X
American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4		X
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III		X
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III	X
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III		X
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2		X
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class		X
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class	X
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2			X
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2		X

Underlying Mutual Fund	Group A	Group B	Group C
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2			X
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class	X
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2	X
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2			X
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2		X
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares			X
Invesco - Invesco V.I. Global Fund: Series II		X
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II		X
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II		X
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares		X
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares	X
Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares			X
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares		X
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC	X
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class		X
MFS® Variable Insurance Trust - MFS Value Series: Service Class		X
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class		X
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class		X
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class		X
MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class	X
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class		X
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II			X
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II			X
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II		X

Underlying Mutual Fund	Group A	Group B	Group C
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	X
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P	X
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z		X
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z		X
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II			X
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I		X
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I	X
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II		X

Underlying Mutual Fund	Group A	Group B	Group C
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT J.P. Morgan MozaicSM Multi-Asset Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I		X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II			X
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II		X
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class			X
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class			X
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class	X
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class			X
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	X
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class	X
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB		X
Putnam Variable Trust - Putnam VT International Value Fund: Class IB		X
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB		X
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB		X
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II			X
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II			X
VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S			X
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A			X

Outside back cover page
This summary prospectus incorporates by reference the statutory prospectus and Statement of Additional Information, both dated May 1, 2023, as amended or supplemented. The statutory prospectus and Statement of Additional Information may be obtained, free of charge, at https://nationwide.onlineprospectus.net/NW/C000109643NW/index.php.
Reports and other information about the Variable Account are available on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
SEC Contract Identifier: C000109643